Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

NOTE 15: Cash and cash equivalents

Thousands of $ For the years ended December 31	2025	2024
Cash and cash equivalents	29,032	46,798
Total cash and cash equivalents	29,032	46,798

The bank balances and cash held by the Company and short-term bank deposits have an original maturity of less than 3 months and are held at banks with a minimum rating of ‘A’. The carrying amount of these assets approximates their fair value.

The Company had no restricted cash in 2025 and 2024, but is required to maintain certain levels of unrestricted cash and cash equivalents during various time periods, including monthly assessments thereof, initially at a minimum level of $20 million and subsequently reducing to a $5 million minimum level following the achievement of certain milestones. The minimum cash requirement was temporarily lowered until December 31, 2024, to $12.5 million (refer to Note 16 for further details).